Share Capital and Additional Paid in Capital Authorized - Summary of Stock Option Activities (Details)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Number of stock options outstanding, Beginning balance | shares	313,334	470,668	470,668	820,668	470,668	820,668	820,668
Number of stock options, Granted | shares	0		0		0	0	0	0
Number of stock options, Exercised | shares				(150,000)
Number of stock options, Forfeited | shares	(66,667)	(157,334)		(200,000)
Number of stock options outstanding, Ending balance | shares	246,667	313,334	470,668	470,668	246,667	470,668	470,668	820,668
Weighted average exercise price outstanding, Beginning balance	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Weighted average exercise price, Exercised				0.48
Weighted average exercise price, Forfeited	0.25	0.37		0.25
Weighted average exercise price outstanding, Ending balance	0.25	0.25	0.25	0.25	0.25	0.25	0.25	$ 0.25
Weighted average grant date fair value outstanding, Beginning balance	0.25	0.54	0.54	$ 0.34	0.54	0.34	0.34
Weighted average grant date fair value, Exercised | $				0.16
Weighted average grant date fair value, Forfeited	0.67	0.24		$ 0.57
Weighted average grant date fair value outstanding, Ending balance	$ 0.67	$ 0.25	$ 0.54	$ 0.54	$ 0.67	$ 0.54	$ 0.54	$ 0.34
Previously Reported
Number of stock options outstanding, Beginning balance | shares		470,668		820,668	470,668	820,668	820,668	920,668
Number of stock options, Exercised | shares							(150,000)	(83,333)
Number of stock options, Forfeited | shares							(200,000)	(16,667)
Number of stock options outstanding, Ending balance | shares							470,668	820,668
Weighted average exercise price outstanding, Beginning balance		$ 0.25		$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Weighted average exercise price, Exercised							0.48	0.25
Weighted average exercise price, Forfeited							0.25	0.25
Weighted average exercise price outstanding, Ending balance							0.25	0.25
Weighted average grant date fair value outstanding, Beginning balance		$ 0.54		$ 0.48	$ 0.54	$ 0.48	$ 0.48	$ 0.49
Weighted average grant date fair value, Exercised | $							0.16	0.57
Weighted average grant date fair value, Forfeited							$ 0.57	$ 0.57
Weighted average grant date fair value outstanding, Ending balance							$ 0.54	$ 0.48